Condensed consolidated statement of cash flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Profit before tax	$ 6,529	$ 5,197
Finance income and expense	636	645
Share of after tax losses of associates and joint ventures	17	19
Depreciation, amortisation and impairment	2,673	2,534
Movement in working capital and short-term provisions	(771)	(584)
Gains on disposal of intangible assets	(87)	(21)
Fair value movements on contingent consideration arising from business combinations	(30)	251
Non-cash and other movements	304	(550)
Cash generated from operations	9,271	7,491
Interest paid	(623)	(583)
Tax paid	(1,549)	(1,337)
Net cash inflow from operating activities	7,099	5,571
Cash flows from investing activities
Acquisition of subsidiaries, net of cash acquired		(2,771)
Payment of contingent consideration from business combinations	(629)	(474)
Purchase of property, plant and equipment	(1,088)	(799)
Disposal of property, plant and equipment	10	53
Purchase of intangible assets	(1,804)	(1,474)
Disposal of intangible assets	95	75
Purchase of non-current asset investments	(188)	(67)
Disposal of non-current asset investments		51
Movement in short-term investments, fixed deposits and other investing instruments	115	42
Payments to associates and joint ventures		(140)
Disposal of investments in associates and joint ventures		13
Interest received	128	206
Net cash outflow from investing activities	(3,361)	(5,285)
Net cash inflow before financing activities	3,738	286
Cash flows from financing activities
Proceeds from issue of share capital	12	11
Own shares purchased by Employee Benefit Trust	(489)
Payments to acquire non-controlling interests	(2)
Issue of loans and borrowings	9	4,976
Repayment of loans and borrowings	(16)	(2,643)
Dividends paid	(3,357)	(3,050)
Hedge contracts relating to dividend payments	104	(8)
Repayment of obligations under leases	(184)	(150)
Movement in short-term borrowings	1,734	2,503
Payment of Acerta Pharma share purchase liability		(833)
Net cash (outflow)/inflow from financing activities	(2,189)	806
Net increase in Cash and cash equivalents in the period	1,549	1,092
Cash and cash equivalents at the beginning of the period	5,429	5,637
Exchange rate effects	54	(52)
Cash and cash equivalents at the end of the period	7,032	6,677
Cash and cash equivalents	7,058	6,916
Overdrafts	$ (26)	$ (239)